Loan Principal and Financing Service Fee Receivables - Loan Principal and Financing Service Fee Receivables (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables	$ 1,353,603,326	¥ 9,423,515,633	¥ 8,987,655,812
Less: allowance for loan principal and financing service fee receivables	(219,600,990)	(1,528,818,175)	(569,834,399)
Short-term loan principal and financing service fee receivables, net	1,134,002,336	7,894,697,458	8,417,821,413
Long-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables	65,832	458,311	681,153,632
Less: allowance for loan principal and financing service fee receivables	(4,988)	(34,726)	(15,500,802)
Long-term loan principal and financing service fee receivables, net	$ 60,844	¥ 423,585	¥ 665,652,830